Long-Term Debt - Total Payments Cash and Non-Cash (Details) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt
Total Principal		$ 67,818,873	$ 55,136,089	$ 1,629,310	$ 16,516,598	$ 3,764,245
Less: Current Portion of Long-Term Debt	$ (89,988)	(68,873)	(89,988)		(1,629,310)
Less: Loan Origination Fees	(3,566,718)	(3,757,969)	(3,566,718)
Add: Accum. Amortizaton of Loan Origination Fees	80,237	606,020	80,237
Less: Discount for Issuance of Class D Warrants	(6,316,605)	(6,316,605)	(6,316,605)
Add: Accum. Amortization of Class D Warrants		1,076,929	144,972
Long-Term Debt	$ 45,387,986	$ 59,358,375	$ 45,387,986		$ 15,000,000